Form N-CSR Cover	6 Months Ended
Mar. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SMALLCAP World Fund, Inc.
Entity Central Index Key	0000858744
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025